Shareholder Report, Line Graph (Details) 191636_DoubleLine Shiller Enhanced International CAPE_Class N_TSR Annual {Class N} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 23, 2016	Mar. 31, 2026
Class N
Account Value [Line Items]
Accumulated Value	$ 17,188	$ 16,873	$ 15,538	$ 16,140	$ 15,415	$ 9,348	$ 11,758	$ 11,912	$ 10,872	$ 10,000	$ 21,930
MSCI Europe Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Europe Net Total Return USD Index
Accumulated Value	$ 18,791	$ 17,583	$ 15,409	$ 15,200	$ 14,685	$ 10,131	$ 11,990	$ 12,453	$ 10,877	$ 10,000	$ 22,382